Share-Based Compensation (Details) - Schedule of time-based restricted share unit activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs), Time-Based [Member]
Share-Based Compensation (Details) - Schedule of time-based restricted share unit activity [Line Items]
Restricted Share Units, Unvested, Beginning balance	502,701	78,634
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance	$ 10.93	$ 3.25
Restricted Share Units, Unvested, ending balance	1,368,151	502,701
Weighted-Average Grant Date Fair Value, Unvested, ending balance	$ 3.5	$ 10.93
Restricted Share Units, Granted	2,004,324	592,213
Weighted-Average Grant Date Fair Value, Granted	$ 2.53	$ 12.61
Restricted Share Units, Vested	(276,921)	(151,000)
Weighted-Average Grant Date Fair Value, Vested	$ 9.19	$ 13.86
Restricted Share Units, Canceled/forfeited	(861,953)	(17,146)
Weighted-Average Grant Date Fair Value, Canceled/forfeited	$ 3.75	$ 7.86
Restricted Stock Units (RSUs), Market-Based [Member]
Share-Based Compensation (Details) - Schedule of time-based restricted share unit activity [Line Items]
Restricted Share Units, Unvested, Beginning balance	1,073,331
Weighted-Average Grant Date Fair Value, Unvested, Beginning balance	$ 12.94
Restricted Share Units, Unvested, ending balance	529,793	1,073,331
Weighted-Average Grant Date Fair Value, Unvested, ending balance	$ 12.79	$ 12.94
Restricted Share Units, Granted		1,256,785
Weighted-Average Grant Date Fair Value, Granted		$ 13.06
Restricted Share Units, Vested	(100,607)	(117,895)
Weighted-Average Grant Date Fair Value, Vested	$ 13.91	$ 13.91
Restricted Share Units, Canceled/forfeited	(442,931)	(65,559)
Weighted-Average Grant Date Fair Value, Canceled/forfeited	$ 12.9	$ 13.53